FINANCE INCOME	12 Months Ended
Jun. 30, 2026
Finance Income [Abstract]
FINANCE INCOME	FINANCE INCOME

ACCOUNTING POLICY Finance income includes interest received, growth in investment in Guardrisk, dividends received, the unwinding of the payments made under protest and foreign exchange gains.

Amounts in R million	Note	2026	2025	2024

Interest earned on cash and cash equivalents#	12	136.5	68.3	148.5
Growth in investment in Guardrisk	11	97.8	90.3	84.5
Dividends received	25	—	56.3	29.3
Unwinding of payments made under protest	24	9.4	7.8	7.2
Realised/unrealised foreign exchange gain		0.9	0.2	10.4
Other finance income#		0.9	0.9	0.9
		245.5	223.8	280.8
Cash interest received consists of items denoted above (#), including the movement in interest receivable noted in Note 14.